Retirement Plans - Projected benefit obligation and plan assets (Details) (Defined benefit plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Defined benefit plan
Change in projected benefit obligation:
Projected benefit obligation, beginning of year	$ 83,083		$ 72,267
Service cost	1,491	[1]	1,291	[1]	919
Interest cost	3,599		3,557
Actuarial (gain) loss	(5,091)		7,922
Benefits and expenses paid	(2,307)		(2,069)
Foreign currency (gains) losses	1,201		1,086
Settlements	0		(971)
Projected benefit obligation, end of year	81,976		83,083		72,267
Change in plan assets:
Fair value of plan assets - beginning of year	39,313		34,956
Actual return on plan assets	6,113		3,101
Employer contributions	2,919		2,133
Benefits and expenses paid	(1,462)		(1,258)
Foreign currency (gains) losses	275		381
Fair value of plan assets - end of year	47,158		39,313		34,956
Funded status - end of year	(34,818)		(43,770)
Accrued pension liability	$ 34,818		$ 43,770

[1]	Service costs include cost of living adjustments on curtailed plans.